INCOME TAXES (Details 3) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets:
Tax credit carryforwards	$ 843	$ 609
Net operating loss carryforwards	8,377	6,142
Start-up costs		54
Accrued liabilities and allowances	2,292	566
Gross deferred tax asset	11,512	7,371
Valuation allowance	(8,831)	(5,647)
Net deferred tax assets	2,681	1,724
Deferred tax liability:
Depreciation and amortization	(2,681)	(1,724)
Gross deferred tax liability	$ (2,681)	$ (1,724)